Other current assets (Tables)	12 Months Ended
Dec. 31, 2022
Other current assets [Abstract]
Other Current Assets
	Year ended December 31,
	2022	2021
	$’000	$’000
Prepaid expenses	2,449	3,008
VAT receivable	90	48
Other	47	10
	2,586	3,066